Condensed Statements Of Operations - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses		$ 1,000	$ 3,121,618	$ 3,394,486
Franchise tax expenses		400	50,000	100,050
Loss from operations			(3,171,618)	(3,494,536)
Other income (expenses):
Interest income earned in operating account			10	14
Gain on investments (net), dividends and interest, held in Trust Account			6,902	57,911
Loss upon issuance of private placement warrants			0	(14,062,000)
Offering costs associated with derivative warrant liabilities			0	(710,745)
Change in fair value of derivative warrant liabilities			2,928,333	3,423,668
Total other income (expenses)			2,935,245	(11,291,152)
Net loss		$ (1,400)	$ (236,373)	$ (14,785,688)
Weighted average shares outstanding, basic and diluted	[1],[2]	7,500,000
Basic and diluted net loss per share		$ 0.00
Class A Shares [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted			34,500,000	34,500,000
Basic and diluted net loss per share			$ 0.00	$ 0
Class B Shares [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted			8,625,000	8,208,564
Basic and diluted net loss per share			$ (0.03)	$ (1.80)

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).